Long-term liabilities	12 Months Ended
Dec. 31, 2012
Long-term liabilities
9.	Long-term liabilities

Long term liabilities consist of the following:

	2012	2011
APCo

Revolving $200,000 credit facility, revolving line of credit interest rate is equal to bankers acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.75%, maturing November 16, 2015.	$27,074	$—

Senior Unsecured Notes: $150,000 senior unsecured notes, interest rate of 4.82% maturing February 15, 2021. The notes are interest only, payable semi-annually in arrears.	149,910	—

Senior Unsecured Notes: $135,000 senior unsecured notes, interest rate of 5.5% maturing July 25, 2018. The notes are interest only, payable semi-annually in arrears.	134,807	134,778

Senior Debt Long Sault Rapids: Interest at rate of 10.2% repayable in blended monthly interest and principal installments of $402 and maturing December 31, 2027.	38,136	39,033

Sanger Bonds: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bonds Series 1990A, interest payable monthly, maturing September 15, 2020. The variable interest rate is determined by the remarketing agent. The effective interest rate for 2012 is 2.29% (2011 – 2.05%).	19,102	19,526

Senior Debt Chute Ford: Interest rate of 11.6% repayable in blended monthly interest and principal installments of $64 and maturing April 1, 2020.	3,763	4,072

Liberty Utilities

Revolving U.S. $100,000 credit facility, revolving line of credit interest rate is equal to bankers acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.625%, maturing January 18, 2015.	27,360	—

Senior Unsecured Notes:

Liberty Utilities Co. Senior unsecured notes, U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; and, U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027. The notes are interest only, payable semi-annually.	223,852	—

California Pacific Electric Company, LLC: U.S. $45,000 senior unsecured notes, interest rate of 5.19%, maturing December 29, 2020 and U.S. $25,000, interest rate of 5.59%, maturing December 29, 2025. The notes are interest only, payable semi-annually.	69,643	71,190
Liberty Water Co: U.S. $50,000 senior unsecured notes, interest rate of 5.6% maturing December 22, 2020. The notes are interest only, payable semi-annually, until June 20, 2016 with semi-annual interest payments and an annual principal repayment of U.S. $5,000 thereafter.	49,745	50,850

Granite State: Senior unsecured notes, U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes are interest only, payable semi-annually.	14,924	—

Litchfield Park Service Company Bonds: 1999 and 2001 IDA Bonds. Interest rates of 5.95% and 6.75% repayable in blended semi-annual installments maturing October 1, 2023 and October 1, 2031. Principal payments of U.S. $285 (2011 – U.S. $270). The balance of these notes at December 31, 2012 was U.S. $3,390 and U.S. $7,030, respectively (2011 – U.S. $3,605 and U.S. $7,100).	11,269	11,868

Bella Vista Water Loans: Water Infrastructure Financing Authority of Arizona Interest rates of 6.26% and 6.10% repayable in monthly and quarterly installments (U.S. $15 and U.S. $4) maturing March 1, 2020 and December 1, 2017. The balance of these notes at December 31, 2012 was U.S. $1,167 and U.S. $80 respectively (2011 – U.S. $1,275 and U.S. $83)	1,241	1,399

	$770,826	$332,716
Less: current portion	(1,768)	(1,624)

	$769,058	$331,092

Certain long-term debt issued at a subsidiary level relating to a specific operating facility is secured by the respective facility with no other recourse to APUC, APCo or Liberty Utilities. The loans have certain financial covenants, which must be maintained on a quarterly basis. Non compliance with the covenants could restrict cash distributions/dividends to Liberty Utilities, APCo and APUC from the specific facilities.

APCo

On December 3, 2012, APCo issued $150,000 senior unsecured debentures bearing interest at 4.82% and with a maturity date of February 15, 2021. The debentures were sold at a price of $99.94 per $100.00 principal amount. Interest payments will be payable on February 15 and August 15 each year, commencing on February 15, 2013. APCo incurred deferred financing costs of $1,057, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Concurrent with the offering, APCo entered into a cross currency swap, coterminous with the debentures, to economically convert the Canadian dollar denominated offering into U.S. dollars (note 24(b)(iii)).

In 2012, APCo increased the maximum availability under its senior credit facility from $120,000 to $200,000 to meet future working capital needs. In addition, the bank syndicate agreed to release its security previously held over certain APCo entities, such that the facility is now fully unsecured. The facility has a maturity date of November 16, 2015.

On July 25, 2011 APCo completed a $135,000 private placement debt financing at a price of $998.28 per $1,000 principal amount of debenture. The notes are senior unsecured with a maturity date of July 25, 2018 and bear interest at 5.5%. The notes are interest only, payable semi-annually in arrears, commencing January 25, 2012. APCo incurred deferred financing costs of $1,685, which are being amortized to interest expense over the term of the loan using the effective interest rate method. The net proceeds of this financing were used to retire the project debt related to the St. Leon facility (Air Source Senior Debt Financing) and to reduce amounts outstanding on APCo’s senior secured revolving credit facility.

Liberty Utilities

Subsequent to year end, on March 14, 2013 Liberty Utilities entered into a variable rate unsecured U.S. $100,000 term facility with a U.S. Bank. Drawings under the facility are conditional upon closing of certain planned acquisitions by Liberty Utilities. The loan is non-revolving and matures on December 31, 2013.

Subsequent to year end, on March 14, 2013 Liberty Utilities issued U.S. $15,000 of senior unsecured notes through a private placement in connection with the acquisition of the Arkansas Utility (note 3 (h)). The notes bear interest at 4.14% and mature in 10 years.

In July 2012, Liberty Utilities issued U.S. $225,000 of senior unsecured notes through a private placement in three tranches: U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; and, U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027. The notes are interest only, payable semi-annually. Liberty Utilities incurred deferred financing costs of $2,663, which are being amortized to interest expense over the term of the loan using the effective interest rate method. Liberty Utilities used the proceeds of the private placement financing to fund a portion of the acquisition of the New Hampshire and Midwest Gas Utilities (notes 3(a) and (b)).

On July 3, 2012, in connection with the acquisition of Granite State, Liberty Utilities assumed senior unsecured long-term notes of U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028.

On January 18, 2012, Liberty Utilities entered into an agreement for a senior unsecured revolving credit facility (the “Liberty Facility”) with a three year term. Effective July 3, 2013, the maximum credit available under the facility is U.S. $100,000.

In 2011, Calpeco issued U.S. $70,000 senior unsecured notes consisting of U.S. $45,000 bearing an interest rate of 5.19% maturing December 29, 2020 and U.S. $25,000 bearing an interest rate of 5.59% maturing December 29, 2025. The notes are interest only, payable semi-annually. Total financing costs of $ 1,048 incurred with respect to this placement have been recorded in deferred financing costs.

APUC

On November 19, 2012, APUC entered into a $30 million senior unsecured revolving credit facility. The credit facility will be used for general corporate purposes and has a maturity date of November 19, 2015

As of December 31, 2012, the Company had accrued $4,482 in interest payable (2011 - $3,255). Interest paid on the long-term liabilities in 2012 was $20,671 (2011 - $18,089).

Principal payments due in the next five years and thereafter are:

	2013	2014	2015	2016	2017	Thereafter	Total
APCo	$1,339	$1,483	$28,721	$1,829	$2,032	$337,388	$372,792
Liberty Utilities	429	449	27,837	5,481	55,256	308,582	398,034

Total	$1,768	$1,932	$56,558	$7,310	$57,288	$645,970	$770,826